NATIONWIDE VARIABLE INSURANCE TRUST

Supplement dated November 24, 2009
to Currently Effective Statements of Additional Information for

American Funds NVIT Asset Allocation Fund	NVIT CardinalSM Moderately Conservative Fund
American Funds NVIT Bond Fund	NVIT CardinalSM Conservative Fund
American Funds NVIT Global Growth Fund	NVIT Investor Destinations Aggressive Fund
American Funds NVIT Growth Fund	NVIT Investor Destinations Moderately Aggressive Fund
American Funds NVIT Growth-Income Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT CardinalSM Aggressive Fund	NVIT Investor Destinations Moderate Fund
NVIT CardinalSM Moderately Aggressive Fund	NVIT Investor Destinations Balanced Fund
NVIT CardinalSM Capital Appreciation Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT CardinalSM Moderate Fund	NVIT Investor Destinations Conservative Fund
NVIT CardinalSM Balanced Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Statement of Additional Information.

Effectively immediately, the address to obtain copies of the Prospectuses, listed on the front cover page of the SAI, has been revised as follows:

Nationwide Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE